Guarantor and Non-Guarantor Financial Information (Details Textual)	Apr. 30, 2016
3.50% Senior Notes due October 15, 2021 [Member]
Debt Instrument [Line Items]
Percentage ownership of wholly-owned subsidiaries	100.00%